SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 95,924	$ 92,769
Equity	168,242	141,891
Equity accounted investments	59,124	47,094	$ 46,100
Other financial assets	28,324	26,899
Goodwill	34,911	28,662	$ 20,227
Revenue from contracts with customers	$ 82,732	$ 81,436
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	68.00%	64.00%
Basis of Calculation	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,674	$ 39,608
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,949	4,491
Operating segments
Disclosure of operating segments [line items]
Revenue	100,873	97,260
Asset management
Disclosure of operating segments [line items]
Revenue	10,219	8,955
Distributable Earnings	3,135	3,678
Equity accounted investments	11,021	9,797
Goodwill	2,674	3,348
Revenue from contracts with customers	5,229	4,793
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity		19,645
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,820	4,289
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	1,700	1,500
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	15,039	13,244
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	$ 740	$ 388
Proportion of ownership interest in associate or joint venture	7100.00%	8200.00%
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 6,144	$ 3,996
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	5,310	5,198
Funds from operations	(418)	(401)
Equity accounted investments	4,911	2,261
Goodwill	3,335	1,500
Revenue from contracts with customers	4,878	4,959
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,887	5,274
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	5,310	5,198
Corporate Activities
Disclosure of operating segments [line items]
Revenue	309	166
Funds from operations	463	366
Revenue from contracts with customers	0	0
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(17,082)	(17,095)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	32	(41)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	341	125
Infrastructure
Disclosure of operating segments [line items]
Revenue	18,234	14,660
Funds from operations	(653)	(576)
Equity accounted investments	17,086	11,844
Goodwill	14,487	8,789
Revenue from contracts with customers	16,899	13,925
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,537	2,524
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	6	4
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	18,240	14,664
Private Equity
Disclosure of operating segments [line items]
Revenue	55,683	57,333
Funds from operations	(1,876)	(857)
Equity accounted investments	3,503	3,261
Goodwill	14,396	15,005
Revenue from contracts with customers	52,570	54,541
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	3,291	2,439
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	56	207
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	55,739	57,540
Real Estate
Disclosure of operating segments [line items]
Revenue	6,169	6,457
NOI	3,616	3,472
Equity accounted investments	18,192	18,904
Goodwill	19	20
Revenue from contracts with customers	3,156	3,218
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	22,413	22,825
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	35	32
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	6,204	$ 6,489
Asset Management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 19,484